Other disclosures - Risk review - Functional currency of the operation (Narrative) (Details) - Foreign exchange risk [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Decrease in structural currency exposures, net of hedging instruments	£ 800
Structural currency exposures, net of hedging instruments	10,308	£ 11,086
Decrease in foreign currency net investments, hedged item	5,200
Foreign currency net investments, hedged item	33,287	38,491
Financial instruments which hedge net investments, Hedges	14,700	£ 17,500
Decrease in financial instruments which hedge net investments, Hedges	£ 2,800